INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes
SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	Years ended March 31,
	2023	2024	2025
	HKD	HKD	HKD

Current	$-	$988,347	$1,100,000
Deferred	-	-	-

Total income tax expense	$-	$988,347	$1,100,000

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The reconciliation of income tax rate to the effective income tax rate based on loss before income taxes for the years ended March 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
	HKD	HKD	HKD

Profit/(Loss) before income taxes	$(482,783)	$8,077,221	$7,525,533
Statutory income tax rate	16.5%	16.5%	16.5%
Income tax benefit at statutory rate	(79,659)	1,332,741	1,241,713
Effect of two-tier tax regime
Items not subject to taxes	40,011	(165,000)	(165,000)
Over/(Under) provision of tax	35,050	-	14,530
Tax loss from previous periods utilized	-	(176,170)	-
Temporary timing difference	4,598	(3,224)	8,757

Income tax expense	$-	$988,347	$1,100,000